Income Taxes (Tables)	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2016, 2017 and 2018 were as follows:

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Current:
PRC	39,467	51,142	72,785

Deferred:
PRC	(1,936)	(518)	(13,377)

Total provision for income taxes	37,531	50,624	59,408

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of May 31,
	2017	2018
	US$	US$
Deferred tax assets
Allowance doubtful accounts	2,017	1,965
Accrued expenses	22,126	32,253
Net operating loss carry-forward	8,696	14,611

Total deferred tax assets	32,839	48,829
Less: valuation allowance	(3,981)	(5,506)

Net, deferred tax assets	28,858	43,323

Deferred tax liabilities
Acquired of intangible assets and tax impact from the unrealized gain on available-for-sale investments	2,220	12,133

Total deferred tax liabilities	2,220	12,133

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2016, 2017 and 2018 is as follows:

	For the years ended May 31,
	2016	2017	2018
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of not deductible expenses for tax purposes	4.57	2.03	4.35
Tax effect of exempt entities	(14.00)	(7.85)	(8.10)
Effect of tax holiday	(4.05)	(5.56)	(5.70)
Changes in valuation allowance	0.25	0.11	0.43
Effect of dividend withholding tax	2.27	1.58	0.66

Effective tax rate	14.04	15.31	16.64

Schedule of Increase in Income Tax Expenses and Decrease in Net Income Per Share

If WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2016, 2017 and 2018, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Increase in income tax expenses	47,559	42,895	48,444
Decrease in net income per share - basic	0.30	0.27	0.31
Decrease in net income per share - diluted	0.30	0.27	0.31